Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of notes payable

	Due date	Interest rate	March 31, 2023	December 31, 2022
Bank credit		3.7%	1,580	1,623
Other short-term notes payable		3.0%	417	425
Financed receivables	Cancelled January 10, 2023	8.5%	—	71
Total notes payable			1,997	2,119
Less: current portion			(1,715)	(1,797)
Notes payable - long-term portion			$282	$322

	December 31, 2022	December 31, 2021
Short-term bank credit	$1,623	$949
Financed receivables	71	—
Other short-term notes payable	425	12
Total notes payable	2,119	961
Less: current portion	(1,797)	(961)
Notes payable - long-term portion	$322	$—